Note 8 - Commitments and Contingencies (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Future Minimum Lease Payments [Abstract]
2015		$ 31
Total minimum lease payments	$ 455	$ 31